Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Changes in Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2017, 2016 and 2015 are presented below:

Commercial	2017	2016	2015
	(dollars in thousands)
Balance, beginning of year	$1,404	$1,310	$1,716
Provision (recovery) charged to operations	(72)	175	(527)
Charge-offs	(31)	(146)	(89)
Recoveries	100	65	210
Net (charge-offs)	69	(81)	121
Other	—	—	—
Balance, end of year	$1,401	$1,404	$1,310

Non-Commercial	2017	2016	2015
	(dollars in thousands)
Balance, beginning of year	$1,303	$1,574	$2,022
Provision (recovery) charged to operations	(164)	(263)	(93)
Charge-offs	(177)	(244)	(500)
Recoveries	95	236	145
Net (charge-offs)	(82)	(8)	(355)
Other	—	—	—
Balance, end of year	$1,057	$1,303	$1,574

Total	2017	2016	2015
	(dollars in thousands)
Balance, beginning of year	$2,707	$2,884	$3,738
Provision (recovery) charged to operations	(236)	(88)	(620)
Charge-offs	(208)	(390)	(589)
Recoveries	195	301	355
Net (charge-offs)	(13)	(89)	(234)
Other	—	—	—
Balance, end of year	$2,458	$2,707	$2,884

Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2017 and 2016:

December 31, 2017	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$22	$1,788	$1,379	$208,022	$1,401	$209,810
Non-Commercial	172	3,781	885	143,280	1,057	147,061
Total	$194	$5,569	$2,264	$351,302	$2,458	$356,871

December 31, 2016	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$16	$1,993	$1,388	$190,229	$1,404	$192,222
Non-Commercial	123	4,096	1,180	145,511	1,303	149,607
Total	$139	$6,089	$2,568	$335,740	$2,707	$341,829

Past Due Information of Loan Portfolio by Class

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2017	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$34	$34	$54,878	$54,912	$—
Real estate - commercial	—	377	377	114,335	114,712	—
Other real estate construction	—	51	51	40,135	40,186	—
Real estate construction	—	—	—	5,024	5,024	—
Real estate - residential	579	540	1,119	76,800	77,919	—
Home equity	108	23	131	50,375	50,506	—
Consumer loan	83	—	83	10,691	10,774	—
Other loans	—	—	—	2,838	2,838	—
Total	$770	$1,025	$1,795	$355,076	$356,871	$—

December 31, 2016	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$—	$—	$55,752	$55,752	$—
Real estate - commercial	—	392	392	109,360	109,752	—
Other real estate construction	106	190	296	26,422	26,718	—
Real estate construction	—	—	—	5,625	5,625	—
Real estate - residential	510	846	1,356	80,413	81,769	—
Home equity	66	22	88	50,727	50,815	—
Consumer loan	36	—	36	9,675	9,711	—
Other loans	—	—	—	1,687	1,687	—
Total	$718	$1,450	$2,168	$339,661	$341,829	$—

Composition of Nonaccrual Loans by Class

The composition of nonaccrual loans by class as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(dollars in thousands)
Commercial	$34	$—
Real estate - commercial	377	392
Other real estate construction	51	190
Real estate 1 – 4 family construction	—	—
Real estate – residential	540	846
Home equity	23	22
Consumer loans	—	—
Other loans	—	—
	$1,025	$1,450

Summary of Risk Grades of Portfolio by Class

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2017 and 2016:

December 31, 2017	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$53,649	$1,215	$48	$—	$54,912
Real estate - commercial	109,224	3,321	2,167	—	114,712
Other real estate construction	38,082	1,713	391	—	40,186
Real estate 1 - 4 family construction	5,024	—	—	—	5,024
Real estate - residential	69,645	7,119	1,155	—	77,919
Home equity	49,743	740	23	—	50,506
Consumer loans	10,709	64	1	—	10,774
Other loans	2,838	—	—	—	2,838
Total	$338,914	$14,172	$3,785	$—	$356,871

December 31, 2016	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$54,906	$827	$19	$—	$55,752
Real estate - commercial	105,366	1,937	2,449	—	109,752
Other real estate construction	24,312	1,876	530	—	26,718
Real estate 1 - 4 family construction	5,625	—	—	—	5,625
Real estate - residential	71,105	8,551	2,113	—	81,769
Home equity	49,818	973	24	—	50,815
Consumer loans	9,545	163	3	—	9,711
Other loans	1,687	—	—	—	1,687
Total	$322,364	$14,327	$5,138	$—	$341,829

Summary of Performing and Nonperforming Loans by Class

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2017 and 2016:

December 31, 2017	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$54,878	$34	$54,912
Real estate - commercial	114,335	377	114,712
Other real estate construction	40,135	51	40,186
Real estate 1 – 4 family construction	5,024	—	5,024
Real estate – residential	77,379	540	77,919
Home equity	50,483	23	50,506
Consumer loans	10,774	—	10,774
Other loans	2,838	—	2,838
Total	$355,846	$1,025	$356,871

December 31, 2016	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$55,752	$—	$55,752
Real estate - commercial	109,360	392	109,752
Other real estate construction	26,528	190	26,718
Real estate 1 – 4 family construction	5,625	—	5,625
Real estate – residential	80,923	846	81,769
Home equity	50,793	22	50,815
Consumer loans	9,711	—	9,711
Other loans	1,687	—	1,687
Total	$340,379	$1,450	$341,829

Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class

The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2017 and 2016:

	As of December 31, 2017				Year Ended December 31, 2017
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$44	$10	$34	$10	$25	$2
Real estate - commercial	1,593	1,305	288	9	1,650	72
Other real estate construction	689	101	50	3	208	5
Real estate 1 -4 family construction	—	—	—	—	3	—
Real estate - residential	3,701	1,319	2,382	171	3,762	179
Home equity	35	22	13	1	66	1
Consumer loans	45	45	—	—	53	4
Other loans	—	—	—	—	—	—
Total	$6,107	$2,802	$2,767	$194	$5,767	$263

					Year Ended
	As of December 31, 2016				December 31, 2016
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$29	$13	$16	$2	$31	$8
Real estate - commercial	1,671	1,552	119	9	887	64
Other real estate construction	831	190	103	5	296	6
Real estate 1 -4 family construction	6	—	6	—	9	1
Real estate - residential	3,994	2,072	1,922	123	4,434	201
Home equity	35	35	—	—	49	1
Consumer loans	61	61	—	—	71	6
Other loans	—	—	—	—	—	—
Total	$6,627	$3,923	$2,166	$139	$5,777	$287

					Year Ended
	As of December 31, 2015				December 31, 2015
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$97	$80	$17	$2	$81	$4
Real estate - commercial	620	498	122	9	1,121	42
Other real estate construction	840	195	107	7	281	3
Real estate 1 -4 family construction	13	—	13	—	16	1
Real estate - residential	4,343	1,507	2,836	163	4,798	200
Home equity	28	28	—	—	50	1
Consumer loans	75	75	—	—	37	2
Other loans	—	—	—	—	—	—
Total	$6,016	$2,383	$3,095	$181	$6,384	$253